As filed with the Securities and Exchange Commission on May 19, 2000

                                             Securities Act File No. 333-95885
                                      Investment Company Act File No. 811-6581
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  ----------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                                  ----------

/ /    Pre-Effective Amendment No.       /X/   Post-Effective Amendment No. 2
                       (Check Appropriate Box or Boxes)

                                  ----------

                        MERRILL LYNCH DRAGON FUND, INC.
            (Exact Name Of Registrant As Specified in Its Charter)

                                  ----------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                                  ----------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                                  ----------

                                Terry K. Glenn
                        Merrill Lynch Dragon Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                                  ----------

                                  Copies to:
    Frank P. Bruno, Esq.                       Michael J. Hennewinkel, Esq.
   BROWN & WOOD LLP                          MERRILL LYNCH ASSET MANAGEMENT
    One World Trade Center                       800 Scudders Mill Road
   New York, NY 10048-0557                       Plainsboro, NJ 08536


                                  ----------

Title Of Securities Being Registered.  Common Stock, Par Value $.10 Per Share.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

==============================================================================

     This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 (File No. 333-95885) filed on March 22, 2000.

     This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the Private Letter Ruling from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15.   Indemnification.

     Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits.

(1)(a)   --       Articles of Incorporation of the Registrant, dated
                  February 13, 1992.(a)
(1)(b)   --       Articles of Amendment to the Articles of Incorporation of the
                  Registrant, dated October 17, 1994.(a)
(1)(c)   --       Articles Supplementary to the Articles of Incorporation of
                  the Registrant, dated October 17, 1994.(a)
(1)(d)   --       Articles Supplementary to the Articles of Incorporation of
                  the Registrant, dated September 1, 1995.(b)
(2)      --       By-Laws of the Registrant.(b)
(3)      --       Not applicable.
(4)      --       Form of Agreement and Plan of Reorganization between the
                  Registrant and Merrill Lynch Emerging Tigers Fund, Inc.(c)
(5)      --       Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of
                  Incorporation of the Registrant, as amended and
                  supplemented, and the By-Laws of the Registrant.(d)
(6)(a)   --       Form of Management Agreement between the Registrant and
                  Merrill Lynch Asset Management, L.P. ("MLAM").(b)
(6)(b)   --       Supplement to Management Agreement between the Registrant
                  and MLAM, dated January 3, 1994(e)
(6)(c)   --       Sub-Advisory Agreement between Merrill Lynch Asset
                  Management, L.P. and Merrill Lynch Asset Management U.K.
                  Limited.(f)
(7)(a)   --       Form of Class A Shares Distribution Agreement between the
                  Registrant and Merrill Lynch Funds Distributor, Inc. (now
                  known as Princeton Funds Distributor, Inc.) (the
                  "Distributor")(a)
(7)(b)   --       Form of Class B Shares Distribution Agreement between the
                  Registrant and the Distributor.(a)
(7)(c)   --       Letter Agreement between the Registrant and the Distributor, with respect to the Merrill Lynch Mutual Fund Adviser
                  Program.(e)
(7)(d)   --       Form of Class C Shares Distribution Agreement between the
                  Registrant and the Distributor.(a)
(7)(e)   --       Form of Class D Shares Distribution Agreement between the
                  Registrant and the Distributor.(a)
(8)      --       None.
(9)      --       Form of Custody Agreement between the Registrant and Brown
                  Brothers Harriman & Co.(a)
(10)(a)  --       Form of Class B Shares  Distribution Plan and Class B Shares
                  Distribution Plan  Sub-Agreement of the Registrant.(a)
(10)(b)  --       Form of Class C Shares Distribution Plan and Class C Shares
                  Distribution Plan Sub-Agreement of the Registrant.(a)
(10)(c)  --       Form of Class D Shares Distribution Plan and Class D Shares
                  Distribution Plan Sub-Agreement of the Registrant.(a)
(10)(d)  --       Merrill Lynch Select Pricing(SM) System Plan pursuant to
                  Rule l8f-3 under the Investment Company Act of 1940, as
                  amended.(g)
(11)     --       Opinion and Consent of Brown & Wood LLP, counsel for the
                  Registrant.(h)
(12)     --       Private Letter Ruling from the Internal Revenue Service.
(13)     --       Not applicable.
(14)(a)  --       Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(i)
(14)(b)  --       Consent of Deloitte & Touche LLP, independent auditors for
                  Merrill Lynch Emerging Tigers Fund, Inc.(i)
(15)     --       Not applicable.
(16)     --       Power of Attorney.(j)
(17)(a)  --       Prospectus, dated March 22, 2000, and Statement of
                  Additional Information, dated March 22, 2000, of the
                  Registrant.(i)
(17)(b)  --       Annual Report to Shareholders of the Registrant, as of
                  December 31, 1999.(i)
(17)(c)  --       Annual Report to Shareholders of Merrill Lynch Emerging
                  Tigers Fund, Inc., as of November 30, 1999.(i)
(17)(d)  --       Form of Proxy Card.(k)

------------

(a) Filed on April 27, 1995, as an Exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 333-46216) under the Securities Act of 1933, as amended (the "Registration Statement").
(b) Filed on April 26, 1996, as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement.
(c) Included as Exhibit I to the Proxy Statement and Prospectus contained in the Registrant's Registration Statement on Form N-14 (File No. 333-95885) under the Securities Act of 1933, as amended (the "N-14 Registration Statement") filed on February 1, 2000.
(d) Reference is made to Article II (Sections 3, 4 and 5), Article IV (Sections 1, 2, 3, 4, 5, 6, 7, 8, 9 and 10), Article V (Sections 2, 3, 4, 5 and 6), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation filed as Exhibit (1)(a) to the Registration Statement; the Articles of Amendment to the Articles of Incorporation filed as Exhibit (1)(b) to the Registration Statement; the Articles Supplementary to the Articles of Incorporation filed as Exhibits (1)(c) and (1)(d) to the Registration Statement; and Article II (Sections 1, 2, 3, 4, 5, 6, 7, 8, 9, 10 and 11), Article III (Sections 1, 3, 5, 6
       and 17), Article VI, Article VII (Sections 1, 2, 3, 4, 5, 6 and 7),
       Article XII, Article XIII and Article XIV of the Registrant's By-Laws filed as Exhibit (2) to the Registration Statement.
(e) Filed on April 28, 1994, as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement.
(f) Filed on April 28, 1997, as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement.
(g) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).
(h) Filed on March 23, 2000, as an Exhibit to Post-Effective Amendment No. 1 to the N-14 Registration Statement.
(i) Filed on March 22, 2000, as an Exhibit to Pre-Effective Amendment No.1 to the N-14 Registration Statement.
(j) Included on the signature page of the N-14 Registration Statement and incorporated herein by reference.
(k)    Filed on February 1, 2000, as an Exhibit to the N-14 Registration
       Statement.

Item 17.   Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 19th day of May, 2000.

                             MERRILL LYNCH DRAGON FUND, INC.
                                       (Registrant)


                             By:           /S/ DONALD C. BURKE
                                ----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               Signature                                 Title                                  Date
               ---------                                 -----                                  ----
            Terry K. Glenn*                  Vice President and Director
-------------------------------------       (Principal Executive Officer)
           (Terry K. Glenn)

           Donald C. Burke*                  Vice President and Treasurer
-------------------------------------             (Principal Financial
           (Donald C. Burke)                   and Accounting Officer)

          Charles C. Reilly*                           Director
-------------------------------------
          (Charles C. Reilly)

           Richard R. West*                            Director
-------------------------------------
           (Richard R. West)

            Arthur Zeikel*                             Director
-------------------------------------
            (Arthur Zeikel)

          Edward D. Zinbarg*                           Director
-------------------------------------
          (Edward D. Zinbarg)


* By: /S/ DONALD C. BURKE                                                                       May 19, 2000
      --------------------------------
     (Donald C. Burke, Attorney-in-Fact)


                                 EXHIBIT INDEX


Exhibit
Number           Description
-------          -----------

12               --  Private Letter Ruling from the Internal Revenue Service.

                                 Exhibit 00.12



Internal Revenue Service                   Department of the Treasury

Index Number: 368:03-00; 368.13-00         Washington, DC 20224


                                           Person to Contact:
                                           Megan Fitzsimmons #50-12160
                                           Telephone Number:
                                           202-622-7790
Mr. Donald C. Burke                        Refer Reply to:
Vice President & Treasurer                 CC: DOM:CORP:3 - PLR-104086-00
Merrill Lynch Dragon Fund, Inc.            Date:
800 Scudders Mill Road                     May 5, 2000
Plainsboro, NJ 08536

Acquiring               =      Merrill Lynch Dragon Fund, Inc.
                               a Maryland Corporation
                               EIN:  22-3166657

Target                  =      Merrill Lynch Emerging Tigers Fund, Inc.
                               a Maryland Corporation
                               EIN: 22-3281060

State A                 =      Maryland

Date X                  =      December 31

Date Y                  =      November 30

Dear Mr. Burke:

         This letter responds to your representative's February 14, 2000 request for rulings on the federal income tax consequences of a proposed transaction. The information submitted for consideration is summarized below.

         Acquiring is organized under the laws of State A and operates as a diversified open-end management company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under Sections 851-855. Acquiring's investment objective is to seek long term capital appreciation by investing primarily in equity and debt securities of issuers domiciled in developing countries located in Asia and the Pacific Basin. Acquiring's investment strategy is to search for stocks that have strong earnings growth and high growth potential.

        Target is organized under the laws of State A and operates as a diversified open-end management company. Target has elected to be taxed as a RIC under Sections 851-855. Target's investment objective is to seek long term capital appreciation by investing primarily in equity securities of corporations in designated emerging market countries located in Asia and the Pacific Basin. Target's investment strategy is to search for stocks that are worth more than the current trading price.

        Acquiring and Target each file their income tax returns based on the accrual method of accounting. Acquiring has a taxable year ending Date X, and Target has a taxable year ending Date Y. Both Acquiring and Target offer four classes of shares: Class A, Class B, Class C, and Class D, with the corresponding classes of Acquiring and Target's shares having identical terms.

        The directors of Acquiring and Target have approved a plan of reorganization for what are represented to be valid business reasons. Pursuant to the plan, the following transaction is proposed (the "Transaction"):

(1) Target will transfer all of its assets and liabilities to Acquiring in exchange for newly issued Acquiring Class A, Class B, Class C, and Class D stock (the "Transfer).

(2) Target will distribute to its shareholders all of the Acquiring stock received in the exchange. Each Target shareholder will receive Acquiring shares with the same class designation and the same distribution fees, account maintenance fees and sales charges, if any, as the Target shares held by such shareholder immediately prior to the Transfer.

(3) Target will dissolve in accordance with the laws of State A and will terminate its registration under the Investment Company Act of 1940 (the "1940 Act").

(4) Acquiring may sell up to 66 percent a of the assets received in the Transaction to unrelated purchasers and will reinvest any proceeds consistent with its investment objectives and policies.

     The following representations have been made in connection with the
Transaction:

(a) The fair market value of the Acquiring stock received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange.

(b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the Transaction. For purposes of this representation amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of Target's business as an open-end investment company as required by Section 22(e) of the 1940 Act pursuant to a demand of a shareholder and regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the Transaction. There will be no payments to dissenters as shareholders may redeem their shares at any time.

(c) After the Transaction, Acquiring will use the assets acquired from Target in its business, except that a portion of these assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business. Any proceeds will be invested in accordance with Acquiring's investment objectives. Acquiring has no plan or intention to sell or dispose of any of the assets of Target acquired in the Transaction, except for dispositions made in the ordinary course of business.

(d) Target will distribute to its shareholders the stock of Acquiring it receives pursuant to the plan of reorganization.

(e) The liabilities of Target assumed by Acquiring and any liabilities to which the transferred assets of Target are subject were incurred by Target in the ordinary course of its business.

(f) Following the Transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in the continuing business.

(g) Acquiring, Target, and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the Transaction.

(h) There is no intercorporate indebtedness existing between Target and Acquiring that was issued, acquired or will be settled at a discount.

(i) Acquiring and Target each meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F).

(j) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

(k) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

(l) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A).

(m) Target and Acquiring have elected to be taxed as RICs under Section 851 and, for all of their taxable periods (including Target's last short taxable period ending on the date of the Transaction), have qualified for the special tax treatment afforded R1Cs under the Internal Revenue Code. After the Transaction, Acquiring intends to continue to so qualify.

(n) There is no plan or intention for Acquiring (the issuing corporation as defined in Section 1.368-1(b)), or any person related (as defined in
     Section 1.368-1(e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the Transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in Target in the Transaction, either directly or through any transaction, agreement, or arrangement with any other person, except for redemptions in the ordinary course of Acquiring's business as an open-end investment company as required by Section 22(e) of the 1940 Act.

(o) During the five year period ending on the date of the Transaction, (i) neither Acquiring, nor any person related (as defined in Section 1.368-1(e)(3)) to Acquiring, will have acquired Target stock with consideration other than Acquiring stock; (ii) neither Target, nor any person related (as defined in Section 1.368-1(e)(3) without regard to Section 1.368-1(e)(3)(i)(A)) to Target, will have acquired Target stock with consideration other than Acquiring stock or Target stock except redemptions in the ordinary course of Target's business as an open-end investment company as required by Section 22(e) of the 1940 Act; and
     (iii) no distributions will have been made with respect to Target stock (other than ordinary, regular, normal dividend distributions made pursuant to Target's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for (a) cash paid to dissenters and (b) distributions described in Sections 852 and 4982, as required for Target's tax treatment as a RIC.

(p) The aggregate value of the acquisitions, redemptions, and distributions described in paragraphs (p) and (q) above will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions, and distributions) of the proprietary interest in Target on the effective date of the Transaction.

     Based solely on the information submitted and on the representations set forth above, we hold as follows:

1. The acquisition by Acquiring of substantially all of the assets of Target in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities, followed by the distribution by Target to its shareholders of Acquiring stock, in complete liquidation, will qualify as a reorganization within the meaning of Section 368(a)(1)(C). For purposes of this ruling, "substantially all" means at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets of Target. Target and Acquiring will each be a "party to a reorganization" within the meaning of Section 368(b).

2. Target will recognize no gain or loss upon the transfer of substantially all of its assets to Acquiring in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities. Sections 361(a) and 357(a).

3. Target will recognize no gain or loss on the distribution of Acquiring stock to its shareholders in pursuance of the plan of reorganization.
     Section 361(c)(1).

4. Acquiring will recognize no gain or loss on the receipt of the assets of Target in exchange for voting stock of Acquiring. Section 1032(a).

5. The basis of Target's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the Transaction. Section 362(b).

6. Acquiring's holding period for the Target assets acquired will include the period during which such assets were held by Target. Section 1223(2).

7. The Target shareholders will recognize no gain or loss on the receipt of voting stock of Acquiring solely in exchange for their Target stock.
     Section 354(a)(1).

8. The basis of the Acquiring stock received by the Target shareholders will be the same in the aggregate as the basis of the Target stock surrendered in exchange therefor. Section 358(a)(1).

9. The holding period of the Acquiring stock received by the Target shareholders in exchange for their Target stock will include the period that the shareholder held the Target stock exchanged therefor, provided that the shareholder held such stock as a capital asset on the date of the exchange. Section 1223(1).

10. Pursuant to Section 381(a) and Section 1.381(a)-1, Acquiring will succeed to and take into account the items of Target described in Section 381(c), subject to the provisions and limitations specified in Sections 381, 382, 383, and 384, and the regulations thereunder. Pursuant to Section 1.381(b)-1, the taxable year of Target will end on the close of the effective date of the Transaction.

     No opinion is expressed about the tax treatment of the Transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the transactions that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualify as a RIC that is taxable under subchapter M, Part 1 of the Code.

     The rulings contained in this letter are based upon information and representations submitted by the taxpayer and accompanied by a penalty of perjury statement executed by an appropriate party. While this office has not verified any of the material submitted in support of the request for rulings, it is subject to verification on examination.

     This ruling is directed only to the taxpayer(s) requesting it. Section 6110(k)(3) of the Code provides that it may not be used or cited as precedent.

     In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

     A copy of this letter must be attached to any income tax return to which it is relevant.

                                      Sincerely yours,

                                      Assistant Chief Counsel (Corporate)



                                      By:  /s/ Ken Cohen
                                         -------------------------------------
                                         Ken Cohen
                                         Senior Technical Reviewer, Branch 3